SCHEDULE OF CONCENTRATIONS OF CREDIT RISK (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023		Jan. 01, 2024
Concentration Risk [Line Items]
Accounts receivable		$ 3,107,520		$ 1,506,894
Revenues		23,217,642		21,188,606		$ 15,474,918
Accounts payable		1,768,339		2,217,720
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Accounts receivable		$ 1,430,091
Concentration risk percentage		46.02%			[1]
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Accounts receivable		$ 408,501
Concentration risk percentage		13.15%			[1]
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Accounts receivable		$ 320,316	[1]
Concentration risk percentage		10.31%			[1]
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Accounts receivable				$ 795,879
Concentration risk percentage			[1]	52.82%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Concentration Risk [Line Items]
Accounts receivable				$ 316,273
Concentration risk percentage			[1]	20.99%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentration Risk [Line Items]
Accounts receivable		$ 2,158,908		$ 1,112,152
Concentration risk percentage		69.48%		73.81%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage		20.49%		21.77%		12.61%
Revenues		$ 4,756,331		$ 4,612,959		$ 1,951,384
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.11%		10.30%			[1]
Revenues		$ 2,347,173		$ 2,182,042			[1]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage			[1]	10.15%			[1]
Revenues			[1]	$ 2,151,473			[1]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Accounts receivable	[1]
Concentration risk percentage			[1]		[1]	10.41%
Revenues			[1]		[1]	$ 1,611,111
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Concentration Risk [Line Items]
Accounts receivable	[1]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage		30.60%		42.22%		23.02%
Revenues		$ 7,103,504		$ 8,946,474		$ 3,562,495
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration risk percentage		23.44%		18.81%
Accounts payable		$ 414,586		$ 417,196
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Concentration risk percentage		19.14%		14.62%
Accounts payable		$ 338,416		$ 324,219
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Concentration risk percentage		12.61%			[1]
Accounts payable		$ 222,980			[1]
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier D [Member]
Concentration Risk [Line Items]
Concentration risk percentage				32.69%
Accounts payable				$ 724,946
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier E [Member]
Concentration Risk [Line Items]
Concentration risk percentage				12.35%
Accounts payable				$ 273,999
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier [Member]
Concentration Risk [Line Items]
Concentration risk percentage		55.19%		78.47%
Accounts payable		$ 975,982		$ 1,740,360
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration risk percentage				16.99%			[2]
Cost of goods and services sold				$ 3,808,157			[2]
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Concentration risk percentage			[2]	11.02%		11.95%
Cost of goods and services sold			[2]	$ 2,471,212		$ 1,706,583
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Concentration risk percentage			[2]		[2]	18.25%
Cost of goods and services sold			[2]			$ 2,607,552
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier [Member]
Concentration Risk [Line Items]
Concentration risk percentage			[2]	28.01%		30.20%
Cost of goods and services sold			[2]	$ 6,279,369		$ 4,314,135

[1]	represented the percentage below 10%
[2]	represented the percentage below 10%